Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 35,443	$ 17,261
Short-term deposits	97,655	124,759
Trade accounts receivable	7,217	14,642
Prepaid expenses and other current assets	3,000	4,196
Inventories	11,737	13,836
TOTAL CURRENT ASSETS	155,052	174,694
LONG-TERM ASSETS:
Property and equipment, net	2,889	2,954
Operating lease right-of-use assets	6,460	2,202
Intangible assets	4,937
Goodwill	1,847
Other assets	702	708
TOTAL LONG-TERM ASSETS	16,835	5,864
TOTAL ASSETS	171,887	180,558
CURRENT LIABILITIES:
Trade accounts payable	4,069	4,950
Accrued compensation	4,662	4,257
Current maturities of operating leases liabilities	2,825	1,766
Other current liabilities	7,350	4,958
TOTAL CURRENT LIABILITIES	18,906	15,931
LONG-TERM LIABILITIES:
Forfeiture shares, no par value: 359,375 and 1,006,250 shares authorized, issued and outstanding as of September 30, 2024 and December 31, 2023		38
Non-current operating leases liabilities	3,598	190
Earnout liability	2,328
Other long-term liabilities	66	95
TOTAL LONG-TERM LIABILITIES	5,992	323
TOTAL LIABILITIES	24,898	16,254
COMMITMENTS AND CONTINGENT LIABILITIES (note 7)
SHAREHOLDERS’ EQUITY:
Ordinary shares, no par value: 700,000,000 shares authorized as of September 30, 2024, and as of December 31, 2023; 106,288,694 and 98,876,266 (excluding 359,375 and 1,006,250 shares subject to forfeiture) shares issued and outstanding as of September 30, 2024 and as of December 31, 2023, respectively	49	49
Additional paid-in capital	353,542	341,591
Accumulated deficit	(206,602)	(177,336)
TOTAL SHAREHOLDERS’ EQUITY	146,989	164,304
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 171,887	$ 180,558